PORTFOLIO OF INVESTMENTS
VY® Clarion Real Estate Portfolio	as of September 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.5%
		Diversified REITs: 7.5%
67,402		Liberty Property Trust	$3,459,745	1.0
239,703		Store Capital Corp.	8,967,289	2.6
1,367,105		Vereit, Inc.	13,370,287	3.9
			25,797,321	7.5

		Health Care REITs: 11.0%
360,369		HCP, Inc.	12,839,948	3.7
318,853	(1)	Healthcare Trust of America, Inc.	9,367,901	2.7
71,754		Ventas, Inc.	5,240,195	1.5
115,956		Welltower, Inc.	10,511,411	3.1
			37,959,455	11.0

		Hotel & Resort REITs: 5.9%
449,188		Host Hotels & Resorts, Inc.	7,766,460	2.2
169,494		MGM Growth Properties LLC	5,093,295	1.5
81,679		Pebblebrook Hotel Trust	2,272,310	0.7
28,927		Ryman Hospitality Properties	2,366,518	0.7
203,483		Sunstone Hotel Investors, Inc.	2,795,856	0.8
			20,294,439	5.9

		Industrial REITs: 10.4%
255,944		Duke Realty Corp.	8,694,418	2.5
267,917		ProLogis, Inc.	22,831,887	6.6
153,678		STAG Industrial, Inc.	4,530,427	1.3
			36,056,732	10.4

		IT Consulting & Other Services: 1.1%
45,392	(2)	InterXion Holding NV	3,697,632	1.1

		Office REITs: 12.9%
66,739		Alexandria Real Estate Equities, Inc.	10,280,476	3.0
290,675		Brandywine Realty Trust	4,403,726	1.3
203,650		Columbia Property Trust, Inc.	4,307,198	1.2
234,036		Cousins Properties, Inc.	8,797,413	2.6
251,899		Hudson Pacific Properties, Inc.	8,428,541	2.4
208,746		Piedmont Office Realty Trust, Inc.	4,358,616	1.3
59,260		Vornado Realty Trust	3,773,084	1.1
			44,349,054	12.9

		Residential REITs: 19.3%
137,058		American Campus Communities, Inc.	6,589,749	1.9
79,743		Camden Property Trust	8,852,270	2.6
227,121		Equity Residential	19,591,457	5.7
166,706		Front Yard Residential Corp.	1,927,121	0.6
435,549		Invitation Homes, Inc.	12,896,606	3.7
53,967		Mid-America Apartment Communities, Inc.	7,016,250	2.0
46,738		NexPoint Residential Trust, Inc.	2,185,469	0.6
50,731		Sun Communities, Inc.	7,531,017	2.2
			66,589,939	19.3

		Retail REITs: 11.6%
327,424		Brixmor Property Group, Inc.	6,643,433	1.9
70,630		Regency Centers Corp.	4,908,078	1.4
357,990		Retail Properties of America, Inc.	4,410,437	1.3
75,054		Simon Property Group, Inc.	11,682,155	3.4
162,934		SITE Centers Corp.	2,461,933	0.7
106,098		Spirit Realty Capital, Inc.	5,077,850	1.5
121,359		Taubman Centers, Inc.	4,955,088	1.4
			40,138,974	11.6

		Specialized REITs: 19.8%
43,959		Crown Castle International Corp.	6,110,741	1.8
304,913		CubeSmart	10,641,464	3.1
77,175		CyrusOne, Inc.	6,104,542	1.8
36,403		Equinix, Inc.	20,997,250	6.1
89,574		Extra Space Storage, Inc.	10,464,035	3.0
87,015		QTS Realty Trust, Inc.	4,473,441	1.3
415,175		VICI Properties, Inc.	9,403,714	2.7
			68,195,187	19.8

		Total Common Stock
		(Cost $299,217,875)	343,078,733	99.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.6%
		Repurchase Agreements: 1.1%
617,483	(3)	Bank of Montreal, Repurchase Agreement dated 09/30/19, 2.30%, due 10/01/19 (Repurchase Amount $617,522, collateralized by various U.S. Government Securities, 0.000%-3.750%, Market Value plus accrued interest $629,833, due 10/10/19-05/15/45)	617,483	0.2
1,000,000	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/19, 2.40%, due 10/01/19 (Repurchase Amount $1,000,066, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,020,000, due 10/25/19-07/15/61)	1,000,000	0.3

PORTFOLIO OF INVESTMENTS
VY® Clarion Real Estate Portfolio	as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
1,000,000	(3)	Guggenheim Securities LLC, Repurchase Agreement dated 09/30/19, 2.42%, due 10/01/19 (Repurchase Amount $1,000,066, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-5.000%, Market Value plus accrued interest $1,020,000, due 08/15/22-06/20/69)	$1,000,000	0.3
1,000,000	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $1,000,065, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 10/15/19-09/01/49)	1,000,000	0.3
			3,617,483	1.1

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.5%
1,867,009	(4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.860% (Cost $1,867,009)	1,867,009	0.5

		Total Short-Term Investments
		(Cost $5,484,492)	5,484,492	1.6

		Total Investments in Securities (Cost $304,702,367)	$348,563,225	101.1
		Liabilities in Excess of Other Assets	(3,757,313)	(1.1)
		Net Assets	$344,805,912	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2019.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

PORTFOLIO OF INVESTMENTS
VY® Clarion Real Estate Portfolio	as of September 30, 2019 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Common Stock*	$343,078,733	$–	$–	$343,078,733
Short-Term Investments	1,867,009	3,617,483	–	5,484,492
Total Investments, at fair value	$344,945,742	$3,617,483	$–	$348,563,225

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $309,349,042.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$47,232,877
Gross Unrealized Depreciation	(8,018,694)

Net Unrealized Appreciation	$39,214,183